Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [line items]
Net income	$ 1,695	$ 2,895	$ 3,914	$ 4,954
Other comprehensive income to be eventually recycled into the consolidated income statement
Associated companies' movements in comprehensive income				(71)
Net investment hedge	95	(33)	120	72
Currency translation effects	(1,014)	606	(1,284)	(1,550)
Total of items to eventually recycle	(919)	573	(1,164)	(1,549)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	475	576	2,342	1,674
Fair value adjustments on equity securities, net of taxes	(145)	77	(325)	226
Total of items never to be recycled	330	653	2,017	1,900
Total comprehensive income	1,106	4,121	4,767	5,305
Attributable to
Shareholders of Novartis AG	1,109	4,123	4,773	5,309
Comprehensive income, attributable to non-controlling interests	$ (3)	$ (2)	$ (6)	$ (4)